Leases - Future Noncancelable Minimum Rental Payments (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 780,782
2020	794,907
2021	809,315
2022	757,060
2023	738,435
Thereafter	1,568,769
Total	$ 5,449,268